Acquisitions and Divestitures (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Oil and natural gas properties
Oil and natural gas properties sold		$ 748,000	$ 4,845,000	$ 29,443,000	$ 647,000
DJ
Oil and natural gas properties
Acquisitions of oil and natural gas properties	$ 17,900,000
2020 Acquisitions | Bakken | Proved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties					$ 700,000
2020 Acquisitions | Permian | Proved oil and natural gas properties
Oil and natural gas properties
Oil and natural gas properties qualified as purchases of a business					1,800,000
Acquisitions of oil and natural gas properties					$ 11,600,000
2020 Acquisitions | Eagle Ford | Proved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties					$ 3,000,000.0
2021 Acquisitions | Bakken | Proved undeveloped oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties				200,000
2021 Acquisitions | Permian | Proved and unproved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties				43,800,000
2021 Acquisitions | DJ | Proved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties				40,400,000
Cash inflow (outflow) for customary post close adjustments				1,100,000
2021 Divestitures | Bakken
Oil and natural gas properties
Oil and natural gas properties sold				900,000
2021 Divestitures | Permian | Mineral interest assets
Oil and natural gas properties
Oil and natural gas properties sold				22,500,000
Gain (loss) on oil and gas property divestitures				1,200,000
2021 Divestitures | Permian | Mineral interest assets, partial unit
Oil and natural gas properties
Gain (loss) on oil and gas property divestitures				1,000,000.0
2021 Divestitures | SCOOP/STACK | Mineral interest assets
Oil and natural gas properties
Oil and natural gas properties sold				1,900,000
Gain (loss) on oil and gas property divestitures				100,000
2021 Divestitures | Eagle Ford | Mineral interest assets, partial unit
Oil and natural gas properties
Oil and natural gas properties sold				$ 3,000,000.0
2022 Acquisitions | Bakken | Proved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties			$ 1,600,000
2022 Acquisitions | Permian | Proved oil and natural gas properties
Oil and natural gas properties
Oil and natural gas properties qualified as purchases of a business			11,200,000
Acquisitions of oil and natural gas properties			$ 8,200,000
2022 Acquisitions | Permian | Unproved oil and natural gas properties
Oil and natural gas properties
Oil and natural gas properties qualified as purchases of a business			2,000,000
Acquisitions of oil and natural gas properties			$ 18,000,000.0
2022 Acquisitions | Permian | Proved and unproved oil and natural gas properties
Oil and natural gas properties
Oil and natural gas properties qualified as purchases of a business			13,200,000
Acquisitions of oil and natural gas properties		5,500,000
2022 Acquisitions | DJ | Proved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties			$ 2,300,000
2022 Acquisitions | DJ | Unproved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties			2,900,000
2022 Acquisitions | Haynesville | Proved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties			3,000,000.0
2022 Divestitures | Permian | Mineral interest assets, partial unit
Oil and natural gas properties
Oil and natural gas properties sold			3,000,000.0
Gain (loss) on oil and gas property divestitures			0
2022 Divestitures | Eagle Ford | Mineral interest assets, partial unit
Oil and natural gas properties
Oil and natural gas properties sold		$ 700,000	1,300,000
Gain (loss) on oil and gas property divestitures			0
2023 Acquisitions | Permian | Unproved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties	9,600,000
2023 Acquisitions | DJ | Proved oil and natural gas properties
Oil and natural gas properties
Acquisitions of oil and natural gas properties	18,000,000.0		$ 1,900,000
Asset retirement obligations incurred and acquired	$ 900,000
Minimum | 2020 Acquisitions
Oil and natural gas properties
Net revenue interests in proved oil and natural gas properties					0.01%
Minimum | 2021 Acquisitions
Oil and natural gas properties
Net revenue interests in proved oil and natural gas properties				0.01%
Minimum | 2022 Acquisitions
Oil and natural gas properties
Net revenue interests in proved oil and natural gas properties			0.09%
Maximum | 2020 Acquisitions
Oil and natural gas properties
Net revenue interests in proved oil and natural gas properties					37.50%
Maximum | 2021 Acquisitions
Oil and natural gas properties
Net revenue interests in proved oil and natural gas properties				25.61%
Maximum | 2022 Acquisitions
Oil and natural gas properties
Net revenue interests in proved oil and natural gas properties			29.00%